LONG-TERM INVESTMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Feb. 29, 2012 Sunwin VanceInfo	Feb. 29, 2012 Beijing Yunxiang Weiye Information Technology Co., Ltd Sunwin
Equity method investment
Equity interest owned (as a percent)			100.00%	50.00%
Earnings generated from the equity method investment	$ 68	$ 23